Consolidated Statements Of Operations And Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Operations And Comprehensive Loss [line items]
Foreign exchange on borrowings	[1]	$ 144	$ 635	[2]
Borrowings [member]
Consolidated Statements Of Operations And Comprehensive Loss [line items]
Foreign exchange on borrowings		$ 223	$ (223)

[1]	Foreign currency gains (losses) include a gain of $223 on borrowings for the year ended December 31, 2018 (2017 - loss of $223).
[2]	Restated (Note 5)